Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000238675 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238675 | Novo Nordisk A/S, B, , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000238675 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000238675 | Nestle SA, , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000238675 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000238675 | SAP SE, , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000238675 | AstraZeneca plc, , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000238675 | Toyota Motor Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238675 | Novartis AG, , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238675 | Roche Holding AG, , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238675 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238675 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000238675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000238675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000238675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000238675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000238675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000238675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000238680 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000238680 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238680 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000238680 | A
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000238680 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000238680 | AAA
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000238680 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238680 | Commercial Papers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000238680 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238680 | U.S. Government and Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.80%
C000238680 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.30%
C000238680 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	57.00%
C000238676 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.80%
C000238676 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.10%
C000238676 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.50%
C000238676 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238676 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238676 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000238676 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000238676 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238676 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000238676 | UnitedHealth Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000238676 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238676 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238676 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238676 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238676 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000238676 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238676 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000238676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000238676 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000238676 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000238676 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000238676 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000238677 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	11.10%
C000238677 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	9.90%
C000238677 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.90%
C000238677 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238677 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238677 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238677 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238677 | UnitedHealth Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000238677 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000238677 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000238677 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238677 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000238677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000238677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000238678 | Autodesk, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000238678 | United Rentals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238678 | Bank of New York Mellon Corp. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238678 | Crown Castle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238678 | Fortinet, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238678 | Allstate Corp. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238678 | Trade Desk, Inc. (The), A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238678 | Dominion Energy, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238678 | Fair Isaac Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238678 | Lennar Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238678 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000238678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238678 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000238678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000238678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000238678 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000238678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000238678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000238679 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.10%
C000238679 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238679 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.70%
C000238679 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238679 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238679 | S&P Global, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238679 | Merck & Co., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238679 | Accenture plc, A, , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238679 | Parker-Hannifin Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238679 | Home Depot, Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000238679 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238679 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238679 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238679 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238679 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238679 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238679 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000238679 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000238679 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000238679 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000238679 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000247848 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	15.30%
C000247848 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000247848 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000247848 | Other Industries
Holdings [Line Items]
Percent of Total Investments	48.20%
C000247848 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Total Investments	73.60%
C000247848 | Machinery
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247848 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247848 | Capital Markets
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247848 | Chemicals
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247848 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	4.70%
C000247848 | Insurance
Holdings [Line Items]
Percent of Total Investments	5.80%
C000247848 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	7.00%
C000247848 | Financial Services
Holdings [Line Items]
Percent of Total Investments	7.50%
C000247848 | Software
Holdings [Line Items]
Percent of Total Investments	12.80%
C000245530 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245530 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245530 | NR
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000245530 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000245530 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245530 | B
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000245530 | BB
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000245530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000245530 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245530 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245530 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000245530 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000245530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000245530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000245530 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000245530 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000245530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000245531 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000245531 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245531 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000245531 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000245531 | AA
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000245531 | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000245531 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245531 | State Others
Holdings [Line Items]
Percent of Total Investments	35.70%
C000245531 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.30%
C000245531 | North Carolina
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245531 | Georgia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000245531 | Washington
Holdings [Line Items]
Percent of Total Investments	4.20%
C000245531 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245531 | California
Holdings [Line Items]
Percent of Total Investments	6.50%
C000245531 | Illinois
Holdings [Line Items]
Percent of Total Investments	7.80%
C000245531 | Colorado
Holdings [Line Items]
Percent of Total Investments	7.90%
C000245531 | Texas
Holdings [Line Items]
Percent of Total Investments	10.10%
C000245531 | New York
Holdings [Line Items]
Percent of Total Investments	12.80%
C000248456 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000248456 | NR
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000248456 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000248456 | A
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000248456 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000248456 | AAA
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000248456 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000248456 | U.S. Government and Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000248456 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.40%
C000248456 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	41.80%
C000248456 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248456 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248456 | Foreign Government and Agency Securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000248456 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248456 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.40%
C000247027 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000247027 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247027 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247027 | A
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000247027 | AA
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000247027 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247027 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247027 | State Others
Holdings [Line Items]
Percent of Total Investments	30.30%
C000247027 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	5.10%
C000247027 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.80%
C000247027 | California
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247027 | Illinois
Holdings [Line Items]
Percent of Total Investments	12.40%
C000247027 | Colorado
Holdings [Line Items]
Percent of Total Investments	7.50%
C000247027 | Texas
Holdings [Line Items]
Percent of Total Investments	11.60%
C000247027 | New York
Holdings [Line Items]
Percent of Total Investments	9.10%
C000247027 | New Jersey
Holdings [Line Items]
Percent of Total Investments	4.00%
C000247027 | Connecticut
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247027 | Michigan
Holdings [Line Items]
Percent of Total Investments	7.00%
C000247024 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000247024 | NR
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247024 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000247024 | A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247024 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247024 | AAA
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000247024 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000247024 | U.S. Government and Agency Securities
Holdings [Line Items]
Percent of Total Investments	27.70%
C000247024 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000247024 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.90%
C000247024 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247024 | B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247024 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247024 | Foreign Government and Agency Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000247024 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.00%
C000247024 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	6.20%
C000245532 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245532 | NR
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000245532 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000245532 | A
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000245532 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000245532 | AAA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245532 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000245532 | Commercial Papers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245532 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000245532 | U.S. Government and Agency Securities
Holdings [Line Items]
Percent of Total Investments	10.00%
C000245532 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.70%
C000245532 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	53.90%
C000245532 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245536 | 3M Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | Ingredion, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | DT Midstream, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | Kellanova, , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | Packaging Corp. of America, , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | International Business Machines Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | AT&T, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | VF Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | Aflac, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245536 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245536 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000245536 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000245536 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245536 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000245536 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000245536 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000245536 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000245536 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000245536 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000245536 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000245536 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000245534 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.90%
C000245534 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.60%
C000245534 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.00%
C000245534 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000245534 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000245534 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000245534 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000245534 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000245534 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000245534 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000245534 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245534 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245534 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245534 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245534 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000245534 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245534 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000245534 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000245534 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000245534 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000245534 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000245534 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000245534 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%